Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2015
Summary of Significant Accounting Policies [Abstract]
Schedule of Earnings Per Share
The following shows the amounts used in computing net loss per share for each of the two years in the period ended March 31, 2015:

	Years Ended March 31,
	2015	2014
Net loss	$(7,026,913)	$(19,565,426)
Less:
Preferred stock beneficial conversion charge	(4,864,292)	—
Undeclared cumulative preferred dividends	(305,328)	—
Net loss attributable to common stockholders	$(12,196,533)	$(19,565,426)
Weighted average shares issued and outstanding	5,006,219	4,070,876
Basic and diluted net loss per share attributable to commons stockholders	$(2.44)	$(4.81)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
The following table sets forth the number of shares excluded from the computation of diluted earnings per share, as their inclusion would have been anti-dilutive:

	Years Ended March 31,
	2015	2014
Class A convertible preferred stock	1,136,875	—
Class B convertible preferred stock	404,273	—
Stock options	419,785	288,193
Warrants	436,779	268,478
	2,397,712	556,671